Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	AMERICAN FUNDS PORTFOLIO SERIES
Central Index Key	0001537151
Amendment Flag	false
Document Creation Date	Dec. 31, 2013
Document Effective Date	Jan. 01, 2014
Prospectus Date	Jan. 01, 2014
American Funds Global Growth Portfolio SM | Class A
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Trading Symbol	PGGAX
American Funds Global Growth Portfolio SM | Class B
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Trading Symbol	PGGBX
American Funds Global Growth Portfolio SM | Class C
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Trading Symbol	GGPCX
American Funds Global Growth Portfolio SM | Class F-1
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Trading Symbol	PGGFX
American Funds Global Growth Portfolio SM | Class F-2
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Trading Symbol	PGWFX
American Funds Global Growth Portfolio SM | Class 529-A
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Trading Symbol	CPGAX
American Funds Global Growth Portfolio SM | Class 529-B
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Trading Symbol	CGGBX
American Funds Global Growth Portfolio SM | Class 529-C
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Trading Symbol	CPGCX
American Funds Global Growth Portfolio SM | Class 529-E
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Trading Symbol	CGGEX
American Funds Global Growth Portfolio SM | Class 529-F-1
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Trading Symbol	CGGFX
American Funds Global Growth Portfolio SM | Class R-1
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Trading Symbol	RGGAX
American Funds Global Growth Portfolio SM | Class R-2
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Trading Symbol	RGGBX
American Funds Global Growth Portfolio SM | Class R-3
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Trading Symbol	RGLCX
American Funds Global Growth Portfolio SM | Class R-4
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Trading Symbol	RGGEX
American Funds Global Growth Portfolio SM | Class R-5
Risk/Return:
Trading Symbol	RGGFX
American Funds Global Growth Portfolio SM | Class R-6
Risk/Return:
Trading Symbol	RGGGX
American Funds Growth Portfolio SM | Class R-5
Risk/Return:
Trading Symbol	RGWFX
American Funds Growth Portfolio SM | Class R-6
Risk/Return:
Trading Symbol	RGWGX
American Funds Growth Portfolio SM | Class A
Risk/Return:
Trading Symbol	GWPAX
American Funds Growth Portfolio SM | Class B
Risk/Return:
Trading Symbol	GWPBX
American Funds Growth Portfolio SM | Class C
Risk/Return:
Trading Symbol	GWPCX
American Funds Growth Portfolio SM | Class F-1
Risk/Return:
Trading Symbol	GWPFX
American Funds Growth Portfolio SM | Class F-2
Risk/Return:
Trading Symbol	GWPEX
American Funds Growth Portfolio SM | Class 529-A
Risk/Return:
Trading Symbol	CGPAX
American Funds Growth Portfolio SM | Class 529-B
Risk/Return:
Trading Symbol	CGPBX
American Funds Growth Portfolio SM | Class 529-C
Risk/Return:
Trading Symbol	CGPCX
American Funds Growth Portfolio SM | Class 529-E
Risk/Return:
Trading Symbol	CGPEX
American Funds Growth Portfolio SM | Class 529-F-1
Risk/Return:
Trading Symbol	CGPFX
American Funds Growth Portfolio SM | Class R-1
Risk/Return:
Trading Symbol	RGWAX
American Funds Growth Portfolio SM | Class R-2
Risk/Return:
Trading Symbol	RGWBX
American Funds Growth Portfolio SM | Class R-3
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Trading Symbol	RGPCX
American Funds Growth Portfolio SM | Class R-4
Risk/Return:
Trading Symbol	RGWEX
American Funds Growth and Income Portfolio SM | Class A
Risk/Return:
Trading Symbol	GAIOX
American Funds Growth and Income Portfolio SM | Class B
Risk/Return:
Trading Symbol	GAIBX
American Funds Growth and Income Portfolio SM | Class C
Risk/Return:
Trading Symbol	GAITX
American Funds Growth and Income Portfolio SM | Class F-1
Risk/Return:
Trading Symbol	GAIFX
American Funds Growth and Income Portfolio SM | Class F-2
Risk/Return:
Trading Symbol	GAIEX
American Funds Growth and Income Portfolio SM | Class 529-A
Risk/Return:
Trading Symbol	CGNAX
American Funds Growth and Income Portfolio SM | Class 529-B
Risk/Return:
Trading Symbol	CGNBX
American Funds Growth and Income Portfolio SM | Class 529-C
Risk/Return:
Trading Symbol	CGNCX
American Funds Growth and Income Portfolio SM | Class 529-E
Risk/Return:
Trading Symbol	CGNEX
American Funds Growth and Income Portfolio SM | Class 529-F-1
Risk/Return:
Trading Symbol	CGNFX
American Funds Growth and Income Portfolio SM | Class R-1
Risk/Return:
Trading Symbol	RGNAX
American Funds Growth and Income Portfolio SM | Class R-2
Risk/Return:
Trading Symbol	RGNBX
American Funds Growth and Income Portfolio SM | Class R-3
Risk/Return:
Trading Symbol	RAICX
American Funds Growth and Income Portfolio SM | Class R-4
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Trading Symbol	RGNEX
American Funds Growth and Income Portfolio SM | Class R-5
Risk/Return:
Trading Symbol	RGNFX
American Funds Growth and Income Portfolio SM | Class R-6
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Trading Symbol	RGNGX
American Funds Balanced Portfolio SM | Class A
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Trading Symbol	BLPAX
American Funds Balanced Portfolio SM | Class B
Risk/Return:
Trading Symbol	BLPBX
American Funds Balanced Portfolio SM | Class C
Risk/Return:
Trading Symbol	BLPCX
American Funds Balanced Portfolio SM | Class F-1
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Trading Symbol	BLPFX
American Funds Balanced Portfolio SM | Class F-2
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Trading Symbol	BLPEX
American Funds Balanced Portfolio SM | Class 529-A
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Trading Symbol	CBAAX
American Funds Balanced Portfolio SM | Class 529-B
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Trading Symbol	CBBBX
American Funds Balanced Portfolio SM | Class 529-C
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Trading Symbol	CBPCX
American Funds Balanced Portfolio SM | Class 529-E
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Trading Symbol	CBAEX
American Funds Balanced Portfolio SM | Class 529-F-1
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Trading Symbol	CBAFX
American Funds Balanced Portfolio SM | Class R-1
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Trading Symbol	RBAAX
American Funds Balanced Portfolio SM | Class R-2
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Trading Symbol	RBABX
American Funds Balanced Portfolio SM | Class R-3
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Trading Symbol	RBACX
American Funds Balanced Portfolio SM | Class R-4
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Trading Symbol	RBAEX
American Funds Balanced Portfolio SM | Class R-5
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Trading Symbol	RBAFX
American Funds Balanced Portfolio SM | Class R-6
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Trading Symbol	RBAGX
American Funds Income Portfolio SM | Class A
Risk/Return:
Trading Symbol	INPAX
American Funds Income Portfolio SM | Class B
Risk/Return:
Trading Symbol	INPBX
American Funds Income Portfolio SM | Class C
Risk/Return:
Trading Symbol	INPCX
American Funds Income Portfolio SM | Class F-1
Risk/Return:
Trading Symbol	INPFX
American Funds Income Portfolio SM | Class F-2
Risk/Return:
Trading Symbol	INPEX
American Funds Income Portfolio SM | Class 529-A
Risk/Return:
Trading Symbol	CIPAX
American Funds Income Portfolio SM | Class 529-B
Risk/Return:
Trading Symbol	CIPBX
American Funds Income Portfolio SM | Class 529-C
Risk/Return:
Trading Symbol	CIPCX
American Funds Income Portfolio SM | Class 529-E
Risk/Return:
Trading Symbol	CIPEX
American Funds Income Portfolio SM | Class 529-F-1
Risk/Return:
Trading Symbol	CIPFX
American Funds Income Portfolio SM | Class R-1
Risk/Return:
Trading Symbol	RNCAX
American Funds Income Portfolio SM | Class R-2
Risk/Return:
Trading Symbol	RINBX
American Funds Income Portfolio SM | Class R-3
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Trading Symbol	RNCCX
American Funds Income Portfolio SM | Class R-4
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Trading Symbol	RINEX
American Funds Income Portfolio SM | Class R-5
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Trading Symbol	RINFX
American Funds Income Portfolio SM | Class R-6
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Trading Symbol	RINGX
American Funds Tax-Advantaged Income Portfolio SM | Class A
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Trading Symbol	TAIAX
American Funds Tax-Advantaged Income Portfolio SM | Class B
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Trading Symbol	TXABX
American Funds Tax-Advantaged Income Portfolio SM | Class C
Risk/Return:
Trading Symbol	TAICX
American Funds Tax-Advantaged Income Portfolio SM | Class F-1
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Trading Symbol	TAIFX
American Funds Tax-Advantaged Income Portfolio SM | Class F-2
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Trading Symbol	TXIFX
American Funds Preservation Portfolio SM | Class F-2
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Trading Symbol	PPEFX
American Funds Preservation Portfolio SM | Class 529-A
Risk/Return:
Trading Symbol	CPPAX
American Funds Preservation Portfolio SM | Class 529-B
Risk/Return:
Trading Symbol	CPPBX
American Funds Preservation Portfolio SM | Class 529-C
Risk/Return:
Trading Symbol	CPPCX
American Funds Preservation Portfolio SM | Class 529-E
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Trading Symbol	CPPEX
American Funds Preservation Portfolio SM | Class 529-F-1
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Trading Symbol	CPPFX
American Funds Preservation Portfolio SM | Class R-1
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Trading Symbol	RPPVX
American Funds Preservation Portfolio SM | Class R-2
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Trading Symbol	RPPBX
American Funds Preservation Portfolio SM | Class R-3
Risk/Return:
Trading Symbol	RPPCX
American Funds Preservation Portfolio SM | Class R-4
Risk/Return:
Trading Symbol	RPPEX
American Funds Preservation Portfolio SM | Class R-5
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Trading Symbol	RPPFX
American Funds Preservation Portfolio SM | Class R-6
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Trading Symbol	RPPGX
American Funds Preservation Portfolio SM | Class A
Risk/Return:
Trading Symbol	PPVAX
American Funds Preservation Portfolio SM | Class B
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Trading Symbol	PPVBX
American Funds Preservation Portfolio SM | Class C
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Trading Symbol	PPVCX
American Funds Preservation Portfolio SM | Class F-1
Risk/Return:
Trading Symbol	PPVFX
American Funds Tax-Exempt Preservation Portfolio SM | Class A
Risk/Return:
Trading Symbol	TEPAX
American Funds Tax-Exempt Preservation Portfolio SM | Class B
Risk/Return:
Trading Symbol	TEPBX
American Funds Tax-Exempt Preservation Portfolio SM | Class C
Risk/Return:
Trading Symbol	TEPCX
American Funds Tax-Exempt Preservation Portfolio SM | Class F-1
Risk/Return:
Trading Symbol	TEPFX
American Funds Tax-Exempt Preservation Portfolio SM | Class F-2
Risk/Return:
Trading Symbol	TXEFX